Document and Entity Information	Aug. 13, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	CareMax, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39391
Entity Tax Identification Number	85-0992224
Entity Address, Address Line One	1000 NW 57 Court
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	786
Local Phone Number	360-4768
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Amendment Description	On August 13, 2021, CareMax, Inc., a Delaware corporation (the “Company”), issued a press release announcing its financial results for the second quarter ended June 30, 2021. The Company is filing this Amendment No.1 to the Company’s Current Report on Form 8-K filed with the United States Securities and Exchange Commission on August 13, 2021 (the “Original Report”) solely to include the form of press release as was actually disseminated on August 13, 2021 as Exhibit 99.1. Except as expressly set forth herein, this amendment does not amend, modify or update the disclosures contained in the Original Report.
Amendment Flag	true
Entity Central Index Key	0001813914
Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CMAX
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CMAXW
Security Exchange Name	NASDAQ